Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	200,000,000
Common stock, shares issued	99,979,207	67,640,740
Common stock, shares outstanding	99,979,207	67,640,740
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	22,000,000	20,000,000
Common stock, shares issued	19,789,860	19,572,257
Common stock, shares outstanding	19,789,860	19,572,257